UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Myers Capital Management LLC
Address:       120 Cottage Place, Charlotte, NC  28207


Form 13F File Number: 028-10463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Coy Monk
Title: Managing Member
Phone: 704-333-1710

Signature, Place, and Date of Signing:

/s/ Albert Coy Monk, IV             Charlotte, NC              05/13/04
--------------------------          -------------             ----------
       [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[*] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:  $ 39,768
                                         -----------
                                         (thousands)

List of Other Included Managers:


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           ITEM 1:                 ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:       ITEM 6:          ITEM 7:          ITEM 8:
------------------------------ --------------  ---------  ----------  -------- ------------------- ------------ --------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR     SHARES OR    INVESTMENT        MANAGERS     VOTING AUTHORITY
                                                NUMBER      MARKET    PRINCIPAL    DISCRETION                   ----- ------ -------
                                                            VALUE      AMOUNT  ------ ----- ------               (A)    (B)    (C)
                                                                                (A)    (B)   (C)                SOLE   SHARED  NONE
                                                                                            SHARED
                                                                                SOLE  SHARED OTHER
------------------------------ -------------  ---------  ----------  --------  ------ ----- ------ ------------ ------ ------ ------
Allied Waste Industries Inc       com          19589308     389,983   29,300     sole                            29,300
Altria Group Inc                  com         02209s103     702,242   12,897     sole                            12,897
Ashland Inc                       com          44204105     543,933   11,700     sole                            11,700
Berkshire Hathaway Class A        com          84670108   1,866,000       20     sole                                20
Brink's Company                   com         109696104     657,948   23,856     sole                            23,856
CKE Restaurants                   com         12561e105   1,448,370  146,300     sole                           146,300
Cablevision Systems               com         12686c109     713,856   31,200     sole                            31,200
Colonial Bancgroup Inc            com         195493309   1,082,250   58,500     sole                            58,500
Compass Bancshares                com         20449h109     970,398   23,400     sole                            23,400
Conagra Inc.                      com         205887102     432,845   16,067     sole                            16,067
Conseco Inc.                      com         208464883     957,643   41,349     sole                            41,349
Diagnostic Retrieval              com         23330x100     436,488   15,600     sole                            15,600
Delta Pete Corp                   com         247907207   1,069,625   99,500     sole                            99,500
Walt Disney Co                    com         254687106     389,844   15,600     sole                            15,600
Dominion Resources                com         25746u109     694,440   10,800     sole                            10,800
EMC Corp                          com         268648102     530,790   39,000     sole                            39,000
Edison International              com         281020107     626,682   25,800     sole                            25,800
EDO Corp                          com         281347104     489,282   20,319     sole                            20,319
Exelon Corp                       com         30161n101     966,935   14,040     sole                            14,040
FMC Technologies Inc              com         30249u101     843,336   31,200     sole                            31,200
Grant Prideco Inc                 com         38821g101     483,600   31,200     sole                            31,200
Gtech Holdings Corp               com         400518106     461,292    7,800     sole                             7,800
Hawaiian Holdings                 com         419879101      83,868   21,784     sole                            21,784
Herley Industries Inc             com         427398102     788,599   41,769     sole                            41,769
Honeywell Intl Inc                com         438516106     528,060   15,600     sole                            15,600
Intel Corp                        com         458140100     636,480   23,400     sole                            23,400
Iron Mountain Inc                 com         462846106     775,312   17,372     sole                            17,372
KFX Inc                           com         48245Ll07     121,563   11,700     sole                            11,700
Key Energy Group Inc              com         492914106     214,500   19,500     sole                            19,500
Laidlaw International Inc         com         50730r102     356,912   24,530     sole                            24,530
Liberte Investors- SBI            com         530154103     526,838   64,327     sole                            64,327
RTS Liberte Investors                                       156,740   37,408     sole                            37,408
Linens N Things Inc               com         535679104     276,729    7,815     sole                             7,815
Lions Gate Entertainment Cor      com         535919203     401,250   64,200     sole                            64,200
Lockheed Martin Corp              com         539830109     711,984   15,600     sole                            15,600
Lone Star Technologies Inc        com         542312103     482,391   27,300     sole                            27,300
Mandalay Resort Group             com         562567107     848,021   14,810     sole                            14,810
Martin Marietta Matls             com         573284106     627,776   13,600     sole                            13,600
Mikohn Gaming Corp                com         59862k108     251,550   58,500     sole                            58,500
Newmont Mining Corp               com         651639106     818,357   17,550     sole                            17,550
Nordson Corp                      com         655663102     468,250   12,500     sole                            12,500
Novell Inc                        com         670006105     244,670   21,500     sole                            21,500
Oracle Systems Corp               com         68389x105     258,000   21,500     sole                            21,500
PG&E Corp                         com         69331c108   2,485,626   85,800     sole                            85,800
Pactiv Corp                       com         695257105     433,875   19,500     sole                            19,500
The Pepsi Bottling Group Inc      com         713409100     765,289   25,724     sole                            25,724
Pioneer Natural Resources Co      com         723787107     503,880   15,600     sole                            15,600
Rockwell Intl Corp                com         773903109     745,405   21,500     sole                            21,500
Sanfilippo John B & Son Inc       com         800422107     172,490    4,700     sole                             4,700
SAP AG                            com         803054204     306,618    7,800     sole                             7,800
Scana Corp                        com         80589m102     386,022   10,920     sole                            10,920
Sealed Air Corp                   com         81211k100     487,354    9,800     sole                             9,800
Siebel Systems Inc                com         826170102     404,703   35,100     sole                            35,100
Smithfield Foods Inc              com         832248108     805,464   29,700     sole                            29,700
Southwestern Energy Inc           com         845467109     564,408   23,400     sole                            23,400
Stewart Enterprises Inc           com         860370105     660,029   90,788     sole                            90,788
Tyco International Ltd            com         902124106     836,981   29,214     sole                            29,214
UST Inc                           com         902911106     563,160   15,600     sole                            15,600
USX - U Steel Group               com         912909108     365,246    9,800     sole                             9,800
United Technologies Corp          com         913017109     509,170    5,900     sole                             5,900
Vulcan Materials Co               com         929160109     678,392   14,300     sole                            14,300
Wal Mart Stores Inc               com         931142103     699,328   11,716     sole                            11,716
Xcel Energy Inc                   com         98389b100   1,059,339   59,480     sole                            59,480